Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2011
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Praxis Value Index Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Value Index Fund seeks capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when
it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.12 percent of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.12%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund maintains a portfolio of stocks intended to parallel the investment performance of the U.S. large cap value equities market, while incorporating stewardship investing core values. The Fund employs an index management strategy designed to track the performance of the Everence Value Index, (See "Value Index
Construction" below). The Fund uses sampling and/or optimization techniques to manage the Fund to approximate the characteristics of the Everence Value Index without owning all of the stocks in the Everence Value Index.

Value Index Construction The Everence Value Index is a custom index calculated by Morgan Stanley Capital International Inc. ("MSCI") based on stocks screened by Everence from the MSCI US Prime Market Value Index. The MSCI US Prime Market
Value Index represents the value companies (defined by price to book, projected price to earnings, and dividend yield) of the MSCI US Prime Market 750 Index, a universe of large and medium capitalization companies in the U.S. equity market.

Stewardship Investing
The Fund analyzes the performance of potential investments not only for financial strengths and outlook, but also for their ability to reflect certain core social values including:
  · Respecting the dignity and value of all people

  · Building a world at peace and free from violence

  · Demonstrating a concern for justice in a global society

  · Exhibiting responsible management practices

  · Supporting and involving communities

  · Practicing environmental stewardship

Risk, Heading	rr_RiskHeading	Principal investment risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Because the value of the Fund's investments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Some of the Fund's holdings may underperform its other holdings.
The Fund is also subject to investment style risk, which is the chance that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better - or worse - than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Who may want to invest?
Consider investing in the Fund if you are:
  · Investing for a long-term goal such as retirement (five-year or more investment horizon)

  · Looking to add a growth component to your portfolio

  · Willing to accept higher risks of investing in the stock market in exchange for potentially higher long-term returns

This Fund will not be appropriate for anyone:
  · Seeking monthly income

  · Pursuing a short-term goal or investing emergency reserves

  · Seeking safety of principal

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected, returns would be lower than those shown. The table shows how the Fund's average annual total returns for different calendar periods since its inception, both before and after taxes, compared to those of a broad-based securities market index. Returns shown assume reinvestment of dividends and distributions. Unlike the returns in the bar chart, the returns in the table assume the maximum applicable sales charge.

Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risk of an investment in the Fund.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please note that the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Class A - Annual Total Return Chart For the Periods Ended Dec. 31, 2010
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows the Fund's performance for each
calendar year since its inception.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter  Quarter Ended June 30, 2009          18.97%
Worst Quarter Quarter Ended December 31, 2008     (24.50)%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, the after-tax returns are not relevant.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended Dec. 31, 2010
Praxis Value Index Fund (Prospectus Summary) | Praxis Value Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.50%)
Praxis Value Index Fund | MSCI US Prime Market Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI US Prime Market Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.45%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2001
Average Annual Returns, Since Inception Secondary	ck0000912900_AverageAnnualReturnSinceInceptionSecondary	(0.13%)
Average Annual Returns, Inception Date Secondary	ck0000912900_AverageAnnualReturnInceptionDateSecondary	May 02, 2006
Praxis Value Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	658
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	939
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,095
Annual Return 2002	rr_AnnualReturn2002	(23.24%)
Annual Return 2003	rr_AnnualReturn2003	29.82%
Annual Return 2004	rr_AnnualReturn2004	12.31%
Annual Return 2005	rr_AnnualReturn2005	5.61%
Annual Return 2006	rr_AnnualReturn2006	19.85%
Annual Return 2007	rr_AnnualReturn2007	(7.13%)
Annual Return 2008	rr_AnnualReturn2008	(40.50%)
Annual Return 2009	rr_AnnualReturn2009	22.64%
Annual Return 2010	rr_AnnualReturn2010	13.40%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.39%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2001
Praxis Value Index Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.94%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2001
Praxis Value Index Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sal Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.03%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.59%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2001
Praxis Value Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.53%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.11%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2006